Related party transactions (Details Narrative)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Related party term	2 years	0 years
Amount due to directors [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate	6.65%